CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash on hand	₫ 4	$ 159	₫ 28		₫ 1,279
Cash at banks	7,135,089	284,028,860	2,223,405		4,094,193
Cash in transit	216,905	8,634,409
Cash equivalents			1,083,360
Total cash and cash equivalents	7,351,998	292,663,429	3,306,793		4,095,472
Short-term restricted cash	766,885	30,527,646	2,371,038		102,932
Long-term restricted cash	1,836,864	73,120,656	1,610,439		660,363
Total cash, cash equivalents and restricted cash	₫ 9,955,747	$ 396,311,731	₫ 7,288,270	$ 290,126,587	₫ 4,858,767	₫ 4,361,631